Other Non-Operating Income, Net	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Other Non-Operating Income, Net [Abstract]
Other Non-Operating Income, Net

(10) Other Non-Operating Income, Net

Other non-operating income, net consists of the following (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Gain on remeasurement of derivative liabilities(1)	$26,608	$15,127
Change in fair value of forward purchase agreement liabilities(2)	(1,142)	269
Change in fair value of SAFE Agreement with related party	(44)	(20)
Change in fair value of FACT public, private placement and working capital warrants	615	(1,092)
Change in fair value of Notes valued at fair value	(320)	—
Change in fair value of Deferred Sunder Consideration with related party	2,306	—
Change in fair value of Deferred Ambia Consideration	2,943	—
Other, net(3)	(205)	292
Total Other non-operating income, net	$30,761	$14,576

(1)	Includes a gain of $7.5 million and $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively. Refer to Note 9 – Borrowings and Derivative Liabilities for details.

(2)	Includes income of $0.1 million due to related parties for the thirteen week period ended March 30, 2025.

(3)	Includes $0.1 million income due to related parties in the thirteen week period ended March 30, 2025.

(11) Other Non-Operating Income, Net

Other non-operating income, net consists of the following (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Change in fair value of derivative liabilities (1)	$11,490	$33,986
Change in fair value of FACT public, private placement and working capital warrants	(2,800)	(1,258)
Loss on conversion of SAFE agreements to common stock with related party	—	(1,250)
Change in fair value of SAFE Agreement with related party	(151)	616
Change in fair value of forward purchase agreement liabilities (2)	(471)	337
Loss on issuance of derivative liabilities (3)	—	(24,688)
Change in fair value of Carlyle Warrants with related party	—	2,869
Change in fair value of redeemable convertible preferred stock warrant liability	—	1,310
Other financing costs	—	(3,769)
Other, net (4)	1,279	(221)
Total Other non-operating income, net	$9,347	$7,932

(1)	Includes a gain of $3.5 million and $0.3 million on the change in the fair value of derivative liabilities with related parties in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Refer to Note 10 – Borrowings and Derivative Liabilities for details.

(2)	Includes related party income of $0.1 million in each of the years ended December 28, 2025 and December 29, 2024.

(3)	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 10 – Borrowings and Derivative Liabilities for details.

(4)	Includes non-cash income with related party of $0.1 million in the fiscal year ended December 28, 2025.